Acquisitions - Schedule of Identifiable Intangible Assets Acquired (Details) - A&P Transaction $ in Millions	Nov. 17, 2015 USD ($)
Business Acquisition [Line Items]
Total finite intangible assets	$ 65.9
Indefinite lived intangible assets	1.2
Intangible assets	67.1
Beneficial lease rights
Business Acquisition [Line Items]
Total finite intangible assets	44.0
Customer lists, including prescription files
Business Acquisition [Line Items]
Total finite intangible assets	19.4
Other intangibles
Business Acquisition [Line Items]
Total finite intangible assets	$ 2.5